Annual Total Returns - FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO - FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO - Fidelity Series International Developed Markets Bond Index Fund
Mar. 01, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2021
Fidelity Series International Developed Markets Bond Index Fund
Bar Chart Table:
Annual Return 2022	(13.79%)